Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (91)	$ (93)
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(31)	(29)
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(51)	(54)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (9)	$ (10)